Other assets	12 Months Ended
Dec. 31, 2017
Other assets [abstract]
Disclosure of other non-current assets [text block]

Other non-current assets

Other non-current assets include the following:

	For the year ended December 31
in 000€	2017	2016	2015
Tax credits	2,446	1,766	−
Guarantees and deposits	362	342	320
Non-current receivable on joint venture	804	−	−
Other	55	46	36

Total non-current assets	3,667	2,154	356

The non-current tax credits relate to tax credits that will be realized over more than one year. In 2015, all tax credits were presented as current based on the assessment of the realization at that time.

Disclosure of other current assets [text block]

Other current assets

Other current assets include the following:

	For the year ended December 31
in 000€	2017	2016	2015
Deferred charges	2,021	1,483	1,442
Tax credits	219	176	1,285
Accrued income	524	666	254
Other tax receivables	2,910	604	958
Other non-trade receivables	3,538	1,552	1,054

Total current assets	9,212	4,481	4,993

The other tax receivables include Value Added Tax (VAT) receivables. The non-trade receivables for the year ending December 31, 2017 include the indemnification asset for the amount of K€2,048 as referred to in Note 4 Business Combinations related to ACTech. Also please note that a receivable related to factoring was accounted for under the non-trade receivables in the years ending December 31, 2016 and 2015 (2016: K€541; 2015: K€162). In the year ending December 31, 2017 this receivable related to factoring has been recorded under the trade receivables for the amount of K€646.